Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Shareholders' Equity
Cash Dividends (in dollars per share)	$ 0.43	$ 0.40	$ 0.38
Preferred stock, Rate (as a percent)		5.00%	5.00%
Redemption of Series A Preferred Shares		216,000
Purchase of treasury stock (in shares)		95,466	425,655